Document and Entity Information Document	Nov. 03, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 03, 2026
Entity Registrant Name	EVERTEC, Inc.
Entity Incorporation, State or Country Code	PR
Entity File Number	001-35872
Entity Central Index Key	0001559865
Amendment Flag	false
Entity Tax Identification Number	66-0783622
Entity Address, Address Line One	Cupey Center Building,
Entity Address, Address Line Two	Road 176, Kilometer 1.3,
Entity Address, City or Town	San Juan,
Entity Address, Country	PR
Entity Address, Postal Zip Code	00926
City Area Code	787
Local Phone Number	759-9999
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value per share
Trading Symbol	EVTC
Security Exchange Name	NYSE
Entity Emerging Growth Company	false